Leases - The Company as Lessee (Tables)	12 Months Ended
Dec. 31, 2021
Time charterin contracts [Abstract]
Schedule of operating leases
Operating lease
right-of-use
assets and lease liabilities as of December 31, 2020 and 2021 as follows:

Description	Location in balance sheet	December 31, 2020	December 31, 2021
Non current assets:
Office leases	Operating lease right-of-use assets	$—	$104,168

		$—	$104,168

Liabilities:
Office leases	Current portion of operating lease liabilities	$—	$104,168

Lease liabilities - current portion		$—	$104,168

Schedule of company's lease expenses and sub-lease income
The table below presents the components of the Company’s lease expenses and sub-lease
income on a gross basis earned from
chartered-in
contracts greater than 12 months:

Description	Location in statement of operations	2019	2020	2021
Lease expense for chartered-in contracts 12 months or less	Charter hire expenses	$4,708,988	—	—
Lease expense for chartered-in contracts greater than 12 months	Charter hire expenses	1,560,000	318,606	—

	Total charter hire expenses	6,268,988	318,606	—

Lease expense for office leases	General and administrative expenses	87,192	90,121	97,726
Sub lease income from chartered-in contracts greater than 12 months *	Revenues	3,091,390	860,227	—

*
The
sub-lease
income represents only time charter revenue earned on the
chartered-in
contracts greater than 12 months. There is additional revenue of $482,879 earned from voyage charters on the same chartered-in
contract which is recorded in Revenues in our consolidated statement of operations for the year ended December 31, 2019 (2020 & 2021: nil). Additionally, there is revenue earned from time charters from chartered-in
contracts 12 months or less which is included in Revenues in our consolidated statements of operations for the year ended December 31, 2019. No such contracts existed for the years ended December 31, 2020 and 2021.

Schedule of total amount of lease payments on an undiscounted basis
The table below provides the total amount of lease payments on an undiscounted basis on our office lease greater than 12 months as of December 31, 2021:

Year	Office leases	Total Operating leases
Discount rate upon adoption	5.6%	5.6%
2022 (undiscounted lease payments)	$107,520	$107,520

	107,520	107,520

Present value of lease liability	104,168	104,168
Lease liabilities - short term	104,168	104,168

Total lease liabilities	104,168	104,168

Discount based on incremental borrowing rate (Difference between undiscounted lease payments and present value of lease liability)	$3,352	$3,352